Commitments and Contingencies (Details) - Schedule of operating leases - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of operating leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities (in thousands)	$ 301
Weighted average remaining lease term (years)	4 years 7 months 6 days	5 years 4 months 24 days
Weighted average discount rate	8.00%	8.00%